Fair Value Measurements - Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) (Derivatives Designated as Hedging Instruments [Member], Interest rate contracts [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives Designated as Hedging Instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Accounts Payable and Other Current Liabilities	$ 6	$ 10
Other Non-Current Liabilities	$ 16	$ 14